Vista Outdoor Inc. - 10-K Income Taxes (Income Before Income Taxes) (Details) - Vista Outdoor Inc. - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 25, 2023	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Income Tax Examination [Line Items]
U.S.			$ (16,081)	$ 44,494	$ 619,464
Non-U.S.			1,597	6,168	1,494
Income (loss) before income taxes	$ 71,530	$ 75,427	$ (14,484)	$ 50,662	$ 620,958